UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 9/30/18

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, September 30, 2018 (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
		Principal
		Amount	Value

Municipal Bonds 98.3%
California 97.5%
ABAG Finance Authority for Nonprofit Corporations Revenue,
Channing House, California Mortgage Insured, ETM, 5.00%, 5/15/20		$1,175,000	$1,213,517
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22		4,565,000	4,962,064
The Jackson Laboratory, Refunding, 5.00%, 7/01/21		1,000,000	1,076,990
The Jackson Laboratory, Refunding, 5.00%, 7/01/22		820,000	901,500
The Jackson Laboratory, Refunding, 5.00%, 7/01/23		460,000	503,120
The Jackson Laboratory, Refunding, 5.00%, 7/01/24		1,000,000	1,086,990
ABAG Finance Authority for Nonprofit Corporations. Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23	.	1,000,000	1,122,000
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24	.	1,000,000	1,115,180
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A,
5.00%, 8/01/25		4,210,000	4,846,636
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%,
4/01/22		15,000,000	16,630,650
California Community College Financing Authority Lease Revenue, Coast Community College District,
Series A, Pre-Refunded, 5.00%, 6/01/26.		1,220,000	1,318,747
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30		1,825,000	2,088,311
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30		3,000,000	3,479,910
Cedars-Sinai Medical Center, Series A, 5.00%, 8/15/31		3,500,000	4,069,870
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/35		1,650,000	1,847,934
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/36		2,045,000	2,282,036
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/37		1,330,000	1,477,723
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.00%, 2/01/24		2,000,000	2,175,960
El Camino Hospital, 5.00%, 2/01/28		2,100,000	2,442,783
El Camino Hospital, 5.00%, 2/01/29		2,460,000	2,847,671
El Camino Hospital, 5.00%, 2/01/30		1,250,000	1,438,987
El Camino Hospital, 5.00%, 2/01/31		1,200,000	1,375,704
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33		1,000,000	1,123,390
Providence Health and Services, Series C, Pre-Refunded, 5.75%, 10/01/19.		1,440,000	1,440,000
Providence Health and Services, Series C, Pre-Refunded, 6.00%, 10/01/20.		1,500,000	1,500,000
Scripps Health, Series A, 5.00%, 10/01/22		4,600,000	4,600,000
California Infrastructure and Economic Development Bank Revenue,
Broad Museum Project, Series A, 5.00%, 6/01/21		5,000,000	5,414,200
Clean Water SRF, Green Bonds, 5.00%, 10/01/35		10,000,000	11,814,400
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/32		2,915,000	3,374,083
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, ETM, 5.00%, 2/01/19		3,860,000	3,902,730
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.00%, 2/01/20		1,600,000	1,617,712
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.00%, 2/01/21		1,600,000	1,617,712
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Refunding,
Series A, California Mortgage Insured, 5.00%, 5/15/31.		2,750,000	3,142,480
[a] California School Finance Authority School Facility Revenue,
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/26		300,000	333,300
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/27		320,000	357,373
California State Community College Financing Authority College Housing Revenue,
Orange Coast Properties LLC, Orange Coast College Project, 5.00%, 5/01/32		875,000	984,060
Orange Coast Properties LLC, Orange Coast College Project, 5.00%, 5/01/34		1,295,000	1,440,778
Orange Coast Properties LLC, Orange Coast College Project, 5.00%, 5/01/36		1,595,000	1,760,928
Orange Coast Properties LLC, Orange Coast College Project, 5.00%, 5/01/37		1,000,000	1,098,950

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Community College Financing Authority College Housing Revenue, (continued)
Orange Coast Properties LLC, Orange Coast College Project, 5.00%, 5/01/38	$600,000	$658,362
California State Department of Water Resources Power Supply Revenue,
Refunding, Series L, 5.00%, 5/01/22	4,440,000	4,659,647
Refunding, Series N, 5.00%, 5/01/21	10,845,000	11,733,205
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	7,946,089
California State Department of Water Resources Revenue,
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/23	10,000,000	11,377,100
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	9,620,163
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	5,648,000
Central Valley Project Water System, Refunding, Series AS, 5.00%, 12/01/25	6,125,000	7,173,784
Central Valley Project Water System, Series AS, 5.00%, 12/01/24	11,090,000	12,996,038
Central Valley Project Water System, Series AS, 5.00%, 12/01/26	22,455,000	26,215,090
Central Valley Project Water System, Series AS, ETM, 5.00%, 12/01/24	35,000	40,641
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/25	5,000	5,806
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/26	45,000	52,253
Central Valley Project Water System, Series AW, 5.00%, 12/01/33	6,055,000	7,117,531
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,350,950
Loma Linda University, Refunding, Series A, 5.00%, 4/01/29	1,020,000	1,180,293
Loma Linda University, Refunding, Series A, 5.00%, 4/01/32	1,235,000	1,412,087
Loma Linda University, Refunding, Series A, 5.00%, 4/01/33	1,000,000	1,139,380
Loma Linda University, Refunding, Series A, 5.00%, 4/01/34	1,750,000	1,984,132
Loma Linda University, Refunding, Series A, 5.00%, 4/01/35	1,500,000	1,692,345
Loma Linda University, Refunding, Series A, 5.00%, 4/01/36	2,000,000	2,248,580
Loma Linda University, Refunding, Series A, 5.00%, 4/01/37	2,000,000	2,237,580
Stanford University, Refunding, Series U-5, 5.00%, 5/01/21	40,000,000	43,392,400
University of San Francisco, ETM, 5.00%, 10/01/21	1,470,000	1,601,712
University of San Francisco, Refunding, 5.00%, 10/01/21.	1,530,000	1,662,880
California State GO,
Various Purpose, Refunding, 5.00%, 2/01/22	15,000,000	16,493,400
Various Purpose, Refunding, 5.25%, 9/01/22	16,330,000	18,344,305
Various Purpose, Refunding, 5.00%, 10/01/22	15,785,000	17,614,797
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,661,450
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,653,650
Various Purpose, Refunding, 5.00%, 9/01/29	1,000,000	1,169,090
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/29	1,000,000	1,154,120
Biola University, Refunding, 5.00%, 10/01/31	1,000,000	1,144,800
Biola University, Refunding, 5.00%, 10/01/33	1,070,000	1,215,959
Biola University, Refunding, 5.00%, 10/01/35	1,000,000	1,128,920
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/25	2,000,000	2,265,960
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,304,003
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,269,792
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/27	1,750,000	2,018,782
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	2,250,000	2,586,600
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	1,500,000	1,680,930
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/29	2,140,000	2,444,864
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/30	2,000,000	2,273,880
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/31	2,700,000	3,050,703
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/32	2,200,000	2,477,200
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/33	3,500,000	3,922,030

|2

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue, (continued)
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/34	$5,000,000	$5,575,900
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/35	5,000,000	5,549,100
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/36	2,295,000	2,534,805
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/37	2,000,000	2,196,860
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,244,083
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,542,955
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,766,077
Inland Regional Center Project, Refunding, 5.00%, 6/15/24	1,000,000	1,134,340
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,355,870
Kern Regional Center Project, Series A, 6.00%, 5/01/19	250,000	255,945
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,540,110
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/33	4,000,000	4,484,560
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/34	5,000,000	5,583,850
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/38	15,300,000	16,821,891
NorthBay Healthcare Group, Series A, 5.00%, 11/01/25	1,000,000	1,109,870
NorthBay Healthcare Group, Series A, 5.00%, 11/01/26	900,000	1,004,346
NorthBay Healthcare Group, Series A, 5.00%, 11/01/27	1,300,000	1,441,973
NorthBay Healthcare Group, Series A, 5.00%, 11/01/28	1,400,000	1,544,592
NorthBay Healthcare Group, Series A, 5.25%, 11/01/29	1,000,000	1,112,540
NorthBay Healthcare Group, Series A, 5.00%, 11/01/30	1,350,000	1,473,538
NorthBay Healthcare Group, Series A, 5.25%, 11/01/31	1,250,000	1,381,463
NorthBay Healthcare Group, Series A, 5.25%, 11/01/36	4,500,000	4,894,695
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%,
12/01/27	3,990,000	4,477,219
University of La Verne, Refunding, Series A, 5.00%, 6/01/31	1,000,000	1,151,560
University of La Verne, Refunding, Series A, 5.00%, 6/01/32	1,000,000	1,145,810
University of La Verne, Refunding, Series A, 5.00%, 6/01/33	1,010,000	1,150,673
University of La Verne, Refunding, Series A, 5.00%, 6/01/35	1,440,000	1,625,414
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%,
9/01/26.	10,000,000	11,472,800
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%,
9/01/26.	6,835,000	7,841,659
Department of Forestry and Fire Protection Telecommunication Towers and Vaults, Series A,
4.875%, 10/01/18	300,000	300,000
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
5.75%, 4/01/23	4,000,000	4,081,280
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.00%, 4/01/24	6,605,000	6,747,338
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 5.50%, 11/01/25	4,725,000	4,916,362
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 5.50%, 11/01/26	1,000,000	1,040,500
Trustees of the California State University, Various California State University Projects, Series B-1,
5.375%, 3/01/25	2,500,000	2,619,150
Trustees of the California State University, Various California State University Projects, Series D,
Pre-Refunded, 5.00%, 9/01/25	2,920,000	3,262,166
Trustees of the California State University, Various California State University Projects, Series D,
Pre-Refunded, 5.00%, 9/01/26	4,650,000	5,194,887
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.25%, 3/01/22	7,475,000	7,844,041
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/18	5,605,000	5,605,000

|3

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue, (continued)
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/20	$6,405,000	$6,613,098
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.125%, 10/01/22	14,555,000	15,045,795
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	10,888,700
Systemwide, Refunding, Series A, 5.00%, 11/01/26	11,000,000	12,273,030
Systemwide, Refunding, Series A, 5.00%, 11/01/29	16,000,000	18,830,880
Systemwide, Refunding, Series A, 5.00%, 11/01/30	5,000,000	5,843,200
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%,
7/20/24	3,540,000	3,665,033
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,261,179
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,008,280
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,121,270
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,381,950
Jewish Home of San Francisco Project, California Mortgage Insured, 5.00%, 11/01/36	9,000,000	10,213,830
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 2/01/19	3,035,000	3,073,575
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/19	3,075,000	3,170,110
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	558,430
The Redwoods a Community of Seniors, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,116,860
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,208,140
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,202,012
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,709,423
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	3,235,000	3,781,877
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22	1,975,000	2,075,350
Tax Allocation Housing, Series A, 5.00%, 10/01/23	2,135,000	2,243,479
Tax Allocation Housing, Series A, 5.00%, 10/01/24	2,245,000	2,359,068
Tax Allocation Housing, Series A, 5.00%, 10/01/25	1,700,000	1,786,377
Castaic Lake Water Agency Financing Corp. Revenue COP, Water System Improvement Project, Capital
Appreciation, Series A, AMBAC Insured, zero cpn., 8/01/22	10,445,000	9,529,182
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding,
5.00%, 8/01/24	6,715,000	7,621,458
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,343,208
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	2,921,090
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,112,690
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,582,333
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26 .	3,400,000	3,905,376
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19.	1,310,000	1,331,550
COP, Series A, AGMC Insured, 5.00%, 4/15/22.	1,465,000	1,527,292
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30%
thereafter, 8/01/25	4,645,000	4,684,901
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,745,601
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,110,020
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26.	1,285,000	1,479,318
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/27.	1,500,000	1,723,290
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/28.	1,000,000	1,145,920
GO, Santa Clara County, Pre-Refunded, 5.00%, 8/01/22	1,690,000	1,786,905

|4

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	$1,435,000	$1,584,470
Refunding, 5.00%, 10/01/23	1,510,000	1,691,577
Refunding, 5.00%, 10/01/28	1,925,000	2,118,520
Refunding, 5.00%, 10/01/30	1,125,000	1,228,455
Dublin USD, GO, Refunding, 5.00%, 8/01/32.	3,220,000	3,741,930
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25	2,845,000	3,357,441
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26	3,650,000	4,372,736
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27	1,500,000	1,829,625
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	1,000,000	1,244,380
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A,
5.00%, 6/01/29	5,000,000	5,826,150
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	2,800,000	2,961,616
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,256,352
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,255,717
El Dorado Irrigation District Revenue, Refunding, Series C, 5.00%, 3/01/31	2,500,000	2,894,850
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,279,183
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,076,335
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,128,038
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,028,030
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,332,840
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,404,140
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,466,584
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter,
1/15/29.	19,895,000	17,695,409
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	2,142,775
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	3,258,566
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	5,594,602
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,468,212
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	2,927,800
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,107,580
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,146,850
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Series A, 5.00%, 6/01/32	5,000,000	5,622,250
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/31	1,000,000	1,132,570
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/33	19,000,000	21,368,540
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/34	8,135,000	9,113,640
Imperial Community College District GO,
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/21	1,010,000	1,094,113
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,295,132
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/23	1,350,000	1,487,052
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding,
5.00%, 8/15/30	1,575,000	1,718,089
Irvine 1915 Act Special Assessment, Limited Obligation Improvement, Reassessment District No. 15-2,
Refunding, 5.00%, 9/02/25	1,000,000	1,146,920

|5

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Irvine USD Special Tax, CFD No. 09-1, Series A, 5.00%, 9/01/37	$1,070,000	$1,178,188
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	1,855,000	2,111,120
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,129,000
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,126,680
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,434,273
Refunding, Series A, 5.00%, 9/01/28	1,025,000	1,147,365
Refunding, Series A, 5.00%, 9/01/29	1,155,000	1,280,733
Refunding, Series A, 5.00%, 9/01/29	530,000	593,436
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,668,474
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,309,476
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,745,179
Refunding, Series A, 5.00%, 9/01/33	2,635,000	2,875,786
Series A, AGMC Insured, 5.00%, 9/01/30.	2,750,000	3,045,845
Series A, AGMC Insured, 5.00%, 9/01/33.	5,000,000	5,528,200
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	4,970,000	5,485,140
Lammersville Joint USD Special Tax, CFD No. 2002 Mountain House, Refunding, 5.00%, 9/01/33	1,575,000	1,745,620
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, Housing Programs, Pre-
Refunded, 6.00%, 8/01/24	1,300,000	1,344,993
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,410,000	1,504,681
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	815,000	873,525
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/27	1,285,000	1,442,310
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/32	1,250,000	1,378,513
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	17,357,250
Los Angeles County MTA Sales Tax Revenue,
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/32	8,000,000	9,338,160
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/26	6,315,000	7,257,135
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/27	6,630,000	7,603,682
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	15,848,400
Proposition C, Senior, Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,561,750
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Senior Ad
Valorem Obligation, Refunding, Series A, 5.00%, 10/01/22	2,750,000	2,993,870
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	5,754,692
Power System, Refunding, Series A, 5.00%, 7/01/30	10,000,000	11,412,400
Power System, Refunding, Series B, 5.00%, 7/01/34	23,350,000	27,089,969
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	11,503,600
Power System, Series B, 5.00%, 7/01/30	3,000,000	3,489,900
Power System, Series B, 5.00%, 7/01/31	6,700,000	7,765,233
Power System, Series D, 5.00%, 7/01/26	2,600,000	3,001,544
Power System, Series D, 5.00%, 7/01/27	2,000,000	2,300,720
Power System, Series D, 5.00%, 7/01/28	2,550,000	2,924,493
Water System, Refunding, Series A, 5.00%, 7/01/37	10,450,000	11,838,178
Los Angeles USD,
COP, Capital Projects I, Series B-2, 5.00%, 12/01/20	3,830,000	4,079,601
GO, Election of 2002, Series D, 5.00%, 7/01/27	3,410,000	3,488,225
GO, Refunding, Series A, 5.00%, 7/01/29.	5,000,000	5,805,150
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	15,157,228
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,426,850
GO, Refunding, Series B, 5.00%, 7/01/30	30,000,000	35,529,900

|6

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	$9,145,000	$10,291,143
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	12,881,466
Manteca USD Special Tax,
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/22	1,000,000	1,108,000
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,431,475
Martinez USD, GO, Contra Costa County, Election of 2010, 5.375%, 8/01/26	5,000,000	5,843,200
Menifee USD,
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/25	1,200,000	1,371,360
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	1,550,000	1,762,226
PFA Special Tax Revenue, Series A, 5.00%, 9/01/25	1,405,000	1,605,634
PFA Special Tax Revenue, Series A, 5.00%, 9/01/28	1,250,000	1,432,500
The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series A, 5.00%, 7/01/28	5,000,000	5,903,600
Refunding, Series C, 5.00%, 10/01/26	8,010,000	8,749,723
Refunding, Series E, 5.00%, 7/01/22	23,900,000	26,686,262
Refunding, Series E, 5.00%, 7/01/23	20,000,000	22,811,000
Refunding, Series E, 5.00%, 7/01/24	1,110,000	1,291,219
Montebello USD, GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/19.	1,480,000	1,452,872
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn.,
8/01/24	7,500,000	6,340,950
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,541,152
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of
2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	5,794,080
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20	1,225,000	1,288,676
Refunding, 5.00%, 9/01/22	1,495,000	1,643,468
Refunding, 5.00%, 9/01/24	1,810,000	1,968,520
Refunding, 5.00%, 9/01/25	1,000,000	1,084,090
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	11,750,000	10,735,975
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	2,831,328
Northern California Power Agency Revenue,
Geothermal Project No. 3, Series A, Pre-Refunded, 5.00%, 7/01/23	2,000,000	2,047,080
Geothermal Project No. 3, Series A, Pre-Refunded, 5.25%, 7/01/24	2,000,000	2,050,780
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.50%, 8/01/23	2,200,000	2,287,032
Oxnard Financing Authority Local Obligation Revenue, 2012 Special District Bond Refinancings, senior
lien, Refunding, Series A, 5.00%, 9/02/26	1,025,000	1,119,618
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/28	1,000,000	1,079,510
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/29	1,280,000	1,376,358
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31	1,700,000	1,878,296
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32	1,850,000	2,041,290
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/27	1,375,000	1,630,159
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	2,265,000	2,640,945
Richmond Joint Powers Financing Authority Lease Revenue,
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,054,823
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,377,482
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,101,906

|7

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A,
5.00%, 8/01/27	$3,550,000	$4,061,768
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	585,000	623,651
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,163,375
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,373,188
Riverside County Transportation Commission Sales Tax Revenue,
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/25	3,500,000	4,017,475
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/27	4,000,000	4,591,400
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28	3,870,000	4,455,570
Refunding, Series A, 5.00%, 8/01/29	4,670,000	5,354,529
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/27	1,035,000	1,205,185
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,116,740
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,174,659
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,349,390
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	2,310,000	2,540,446
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,734,221
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	2,690,000	2,947,917
CFD No. 91-1, Refunding, 5.00%, 9/01/36	1,130,000	1,250,594
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding,
Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,413,328
Sacramento County Airport System Revenue,
Subordinate, Refunding, Series B, 5.00%, 7/01/35	1,000,000	1,127,720
Subordinate, Refunding, Series B, 5.00%, 7/01/36	2,000,000	2,251,040
Sacramento County COP,
Refunding, 5.375%, 2/01/23	3,400,000	3,529,744
Refunding, 5.50%, 2/01/25	3,770,000	3,922,006
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County
Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,280,600
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott
Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,590,241
Sacramento MUD Electric Revenue,
Refunding, Series X, 5.00%, 8/15/25	7,445,000	8,079,835
Series X, Pre-Refunded, 5.00%, 8/15/25	2,555,000	2,772,865
Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26.	615,000	692,908
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28.	1,220,000	1,353,614
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29.	1,555,000	1,714,154
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30.	1,045,000	1,149,249
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31.	1,800,000	1,972,584
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	15,395,400
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	2,685,000	3,024,303
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	5,719,531
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A,
Pre-Refunded, 5.00%, 9/01/26	8,000,000	8,487,120
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A,
Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,060,890

|8

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Francisco BART District GO,
Election of 2004, Series C, 5.00%, 8/01/27	$2,640,000	$2,975,623
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	3,938,130
San Francisco City and County Airport Commission International Airport Revenue,
Second Series, Governmental Purpose, Refunding, Series G, 5.00%, 5/01/23	1,400,000	1,510,236
Second Series, Governmental Purpose, Series G, Pre-Refunded, 5.00%, 5/01/23	3,570,000	3,851,709
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	8,529,108
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	2,666,976
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 5.00%,
11/01/28	5,000,000	5,800,100
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%,
6/01/24	10,275,000	11,073,265
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,207,570
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,229,147
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 5.875%, 8/01/25	1,000,000	1,034,430
Mission Bay South Redevelopment Project, Series D, ETM, 5.50%, 8/01/19	1,030,000	1,062,291
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/21	1,000,000	1,037,510
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/23	1,000,000	1,037,510
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.00%, 8/01/25	1,465,000	1,516,949
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.125%, 8/01/26	1,550,000	1,606,544
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.125%, 8/01/26.	1,000,000	1,099,450
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	14,883,080
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,095,300
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series
A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,095,510
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28	3,000,000	3,495,690
Refunding, Series A, 5.00%, 6/01/29	4,300,000	4,990,322
Refunding, Series A, 5.00%, 6/01/30	5,000,000	5,786,000
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/29	1,100,000	1,248,170
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31	1,000,000	1,126,680
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33	1,050,000	1,173,270
Sanger Financing Authority Wastewater Revenue, Fresno County, Refunding, AGMC Insured, 5.00%,
6/15/34	7,000,000	7,799,680
Santa Ana CRDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,471,400
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,159,720
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29	1,000,000	1,138,920
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33	1,200,000	1,349,196
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25	15,410,000	17,051,627
Series A, 5.00%, 3/01/27	11,945,000	13,184,055
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental
Center, Series A, 5.25%, 9/01/24	3,500,000	3,601,150
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/19	2,500,000	2,579,300

|9

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Southern California Public Power Authority Revenue,
Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	$1,500,000	$1,536,225
Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	5,781,250
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,137,230
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%,
1/01/24	5,000,000	5,044,050
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,121,360
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,744,599
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/24	1,000,000	1,059,920
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,059,920
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,445,080
General, Series AM, 5.00%, 5/15/28	1,835,000	2,100,983
General, Series U, 5.00%, 5/15/19	4,060,000	4,142,905
Series S, 5.00%, 5/15/19	8,125,000	8,225,669
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,144,260
West Basin Municipal Water District Revenue,
Refunding, Series A, 5.00%, 8/01/32	1,975,000	2,280,888
Refunding, Series A, 5.00%, 8/01/33	2,630,000	3,027,866
Whittier UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/24	7,755,000	5,724,508
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/26	10,045,000	6,539,496
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.00%,
9/01/26	1,435,000	1,600,986
		1,566,884,751
U.S. Territories 0.8%
Guam 0.3%
Guam Power Authority Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/21.	2,000,000	2,150,720
Refunding, Series A, AGMC Insured, 5.00%, 10/01/22.	2,000,000	2,199,480
		4,350,200
Puerto Rico 0.5%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,214,600
[b] Series WW, 5.375%, 7/01/23	5,000,000	3,287,500
		8,502,100
Total U.S. Territories		12,852,300
Total Municipal Bonds before Short Term Investments (Cost $1,525,645,420)		1,579,737,051

|10

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments 0.9%

Municipal Bonds 0.9%
California 0.9%
[c] California State GO, Series A-3, LOC Bank of Montreal, Daily VRDN and Put, 1.25%, 5/01/33	$200,000	$200,000
[c] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put,
1.35%, 10/01/41	200,000	200,000
[c] Los Angeles Department of Water and Power Revenue, Water System, Refunding, Series B, Subseries
B-2, SPA Royal Bank of Canada, Daily VRDN and Put, 1.35%, 7/01/35	2,400,000	2,400,000
[c] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA
Citibank, Daily VRDN and Put, 1.33%, 7/01/35	7,100,000	7,100,000
[c] University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.38%, 5/15/48	4,800,000	4,800,000
Total Short Term Investments (Cost $14,700,000)		14,700,000
Total Investments (Cost $1,540,345,420) 99.2%		1,594,437,051
Other Assets, less Liabilities 0.8%.		13,018,790
Net Assets 100.0%		$1,607,455,841

See Abbreviations on page 17.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|11

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, September 30, 2018 (unaudited)
Franklin California Ultra-Short Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 21.8%
California 21.8%
California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 3.00%, 11/15/19	$450,000	$455,954
[a] California School Finance Authority School Facility Revenue,
Green Dot Public School California Projects, Series A, 5.00%, 8/01/20	215,000	224,114
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/21	100,000	106,198
California State Community College Financing Authority College Housing Revenue, Orange Coast
Properties LLC, Orange Coast College Project, 5.00%, 5/01/21	265,000	282,479
California State Educational Facilities Authority Revenue,
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/19	125,000	129,304
Loma Linda University, Refunding, Series A, 5.00%, 4/01/22	1,000,000	1,095,170
California State GO, Various Purpose, Refunding, 5.00%, 10/01/19	1,000,000	1,032,090
California State Municipal Finance Authority Revenue,
California Lutheran University, Refunding, 5.00%, 10/01/19	550,000	566,098
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/22	1,300,000	1,407,094
California State University Revenue, Systemwide, Refunding, Series A, 4.00%, 11/01/18	1,000,000	1,001,890
California Statewide CDA Revenue, Huntington Memorial Hospital, 5.00%, 7/01/20	300,000	315,210
Campbell UHSD, GO, Santa Clara County, Election of 2016, Series A-1, 3.00%, 8/01/19	1,000,000	1,011,240
Carson RDA Successor Agency Tax Allocation, Project Area No. 4, Refunding, BAM Insured, 2.00%,
10/01/19	235,000	235,463
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Refunding, Series A, 5.00%, 6/01/22	1,000,000	1,102,840
Lodi PFAR, Electric System, Refunding, AGMC Insured, 5.00%, 9/01/19	225,000	231,597
[a] Long Beach Harbor Revenue, Short-Term Notes, Refunding, Series A, 5.00%, 12/15/20	500,000	531,930
Moraga School District GO, Contra Costa County, Refunding, 2.00%, 5/15/19	250,000	250,598
Moreno Valley USD Financing Authority Special Tax Revenue, Series A, 3.00%, 9/01/19	515,000	519,681
Norco CFD No. 1 Special Tax, Norco Ridge Ranch, Refunding, 3.00%, 9/01/19	615,000	621,654
Perris Joint Powers Authority Local Agency Revenue, CFD No. 93-1 and 2004-5, Refunding, Series C,
3.00%, 9/01/19	510,000	513,805
Total Municipal Bonds before Short Term Investments (Cost $11,670,886)		11,634,409

Short Term Investments 79.4%

Municipal Bonds 79.4%
California 79.4%
California Educational Facilities Authority Revenue, 1.63%, 12/05/18	1,000,000	999,940
[b] California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series D, LOC US Bank National Association, Weekly VRDN
and Put, 1.36%, 11/01/34	2,200,000	2,200,000
Health Facility, Catholic Healthcare West, Series B, LOC Bank of Montreal, Weekly VRDN and Put,
1.20%, 3/01/47.	2,200,000	2,200,000
[b] California Infrastructure and Economic Development Bank Revenue, Los Angeles Special Project, Series A,
LOC Bank of New York Mellon, Weekly VRDN and Put, 1.58%, 7/01/33	2,000,000	2,000,000
California State Education Notes Program Revenue, Fiscal Year 2018-19 Note Participations, Series A,
4.00%, 6/28/19	1,000,000	1,015,590
California State Educational Facilities Authority Revenue,
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/18	100,000	100,508
[b] California Institute of Technology, Various, Series B, Weekly VRDN and Put, 1.22%, 10/01/36	2,200,000	2,200,000
[b] California State GO, Kindergarten, Refunding, Series A3, LOC State Street Bank & Trust Co., Daily VRDN
and Put, 1.22%, 5/01/34	200,000	200,000
California State Municipal Finance Authority Revenue, California Lutheran University, Refunding, 5.00%,
10/01/18	600,000	600,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Ultra-Short Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)

Municipal Bonds (continued)
California (continued)
[b] California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank,
Daily VRDN and Put, 1.34%, 8/15/47	$1,375,000	$1,375,000
[b] Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, LOC Wells Fargo
Bank, Weekly VRDN and Put, 1.50%, 7/01/37	550,000	550,000
[b] East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-1, SPA
Wells Fargo Bank, Weekly VRDN and Put, 1.26%, 6/01/38	2,200,000	2,200,000
Fontana RDA Tax Allocation, Successor Agency, Refunding, Series A, 3.00%, 10/01/18	1,000,000	1,000,000
Inglewood USD, GO, Los Angeles County, Election of 2012, Series B, 4.00%, 8/01/19	500,000	508,020
[b] Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-15, Orange County, Refunding, LOC State Street Bank &
Trust Co., Daily VRDN and Put, 1.30%, 9/02/20	1,184,000	1,184,000
Limited Obligation Improvement, AD No. 97-16, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 1.30%, 9/02/22	2,143,000	2,143,000
[b] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put,
1.35%, 10/01/41	2,000,000	2,000,000
Lompoc Wastewater Revenue, Refunding, Series A, AGMC Insured, 2.00%, 3/01/19	180,000	180,182
Lompoc Water Revenue, Refunding, Series A, AGMC Insured, 4.00%, 3/01/19	200,000	201,844
Los Angeles County Revenue, TRAN, 4.00%, 6/28/19	1,000,000	1,016,110
[b] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank NA, Daily VRDN and Put, 1.33%,
7/01/34	2,300,000	2,300,000
Water System, Refunding, Series B, Subseries B-1, SPA Royal Bank of Canada, Weekly VRDN and
Put, 1.28%, 7/01/35	2,300,000	2,300,000
Los Angeles Revenue, TRAN, 4.00%, 6/27/19	1,000,000	1,016,280
[b] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series D, Weekly VRDN
and Put, 1.28%, 7/01/35	2,200,000	2,200,000
[b] Modesto Water Revenue COP, Refunding, Series A, Assured Guarantee, LOC JPMorgan Chase Bank,
Weekly VRDN and Put, 1.20%, 10/01/36	1,285,000	1,285,000
Napa Valley USD, GO, Napa County, TRAN, 4.00%, 6/28/19	1,000,000	1,016,860
Ross Valley PFAR, Sanitary District No. 1 of Marin County, 4.00%, 1/01/19	105,000	105,616
[b] San Diego County Regional Transportation Commission Sales Tax Revenue, Refunding, Series D, SPA
State Street Bank & Trust Co., Weekly VRDN and Put, 1.28%, 4/01/38	2,100,000	2,100,000
[b] San Francisco City and County MFHR, 1601 Mariposa Apartments, Series B-1, LOC Bank of America,
Weekly VRDN and Put, 1.36%, 7/01/57	2,100,000	2,100,000
San Francisco City and County USD, GO, Proposition A, Election of 2006 & 2011, Refunding, Series F & C,
5.00%, 6/15/19	1,000,000	1,023,360
[b] University of California Regents Medical Center Pooled Revenue, Refunding, Series B-1, Daily VRDN and
Put, 1.22%, 5/15/32.	800,000	800,000
[b] University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.38%, 5/15/48	2,000,000	2,000,000

|13

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Ultra-Short Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)

Municipal Bonds (continued)
California (continued)
Valley County Water District Financing Authority Revenue, Series A, 4.00%, 1/01/19	$100,000	$100,587
Total Short Term Investments (Cost $42,233,481)		42,221,897
Total Investments (Cost $53,904,367) 101.2%		53,856,306
Other Assets, less Liabilities (1.2)%		(662,622)
Net Assets 100.0%		$53,193,684

See Abbreviations on page 17.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|14

FRANKLIN CALIFORNIA TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

|15

FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2018, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|16

FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	ID	Improvement District
ABAG	The Association of Bay Area Governments	LOC	Letter of Credit
AD	Assessment District	MFHR	Multi-Family Housing Revenue
AGMC	Assured Guaranty Municipal Corp.	MTA	Metropolitan Transit Authority
AMBAC	American Municipal Bond Assurance Corp.	MUD	Municipal Utility District
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
BART	Bay Area Rapid Transit	PFA	Public Financing Authority
CDA	Community Development Authority/Agency	PFAR	Public Financing Authority Revenue
CFD	Community Facilities District	RDA	Redevelopment Agency/Authority
COP	Certificate of Participation	SPA	Standby Purchase Agreement
CRDA	Community Redevelopment Authority/Agency	SRF	State Revolving Fund
ETM	Escrow to Maturity	TRAN	Tax and Revenue Anticipation Note
FHA	Federal Housing Authority/Agency	UHSD	Unified/Union High School District
GNMA	Government National Mortgage Association	USD	Unified/Union School District
GO	General Obligation

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|17

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  November 27, 2018

By    /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 27, 2018